Condensed, Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income	[1]	$ 60,779	$ 56,468	$ 174,927	$ 151,944
Other comprehensive income:
Foreign currency translation adjustments		(3,389)	(14,005)	9,241	(25,274)
Other comprehensive (loss) income		(3,389)	(14,005)	9,241	(25,274)
Total comprehensive income		57,390	42,463	184,168	126,670
Comprehensive income attributable to noncontrolling interests	[1]	2,360	1,187	6,654	3,728
Comprehensive income attributable to VCA Inc.		$ 55,030	$ 41,276	$ 177,514	$ 122,942

[1]	Includes approximately $3.1 million and $2.5 million of net income related to redeemable and mandatorily redeemable noncontrolling interests for the nine months ended September 30, 2016 and 2015, respectively.